Reserves - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of reserves within equity [line items]
Capital reserves	$ 892,766	$ 894,048	$ 731,663	$ 190,054
Capital redemption and merger reserves
Disclosure of reserves within equity [line items]
Capital reserves	34,900	34,900	34,900
Capital redemption reserve
Disclosure of reserves within equity [line items]
Capital reserves	98	98	98
Merger reserve
Disclosure of reserves within equity [line items]
Capital reserves	$ 35,000	$ 35,000	$ 35,000